Note 4 - Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2019	$32,736
2020	32,736
2021	32,736
2022	2,728
2023	—
Total	$100,936